Non-Plan Stock Options (Details) (USD $)	Jun. 30, 2014
Non-Plan Stock Options
Company granted to its Chief Executive Officer options to purchase shares of the Company's common stock	10,000,000
Company granted to one of its directors options to purchase shares of the Company's common stock	1,000,000
Exercise price equal to per share	$ 0.25
Options vested immediately	2,750,024
Balance of the options vest pro rata, on a monthly basis, over a period	36